Construction in progress	12 Months Ended
Jun. 30, 2025
Construction In Progress
Construction in progress

10. Construction in progress:

Construction in progress represents costs incurred on IPP projects and BESS projects under construction. Once the projects are completed and placed into service, the projects are reclassified to property, plant and equipment and the accumulated costs are depreciated over the useful lives of the related assets. Detail of costs as at June 30, 2025 and 2024 are as follows:

	IPP facilities	Battery energy storage systems	Electric vehicle charging stations	Total

Balance, June 30, 2024	$8,909	$-	$-	$8,909
Additions, from acquisition (note 19)	-	10,020	542	10,562
Additions	568	15,520	-	16,088
Impairment (note 25)	-	(3,908)	-	(3,908)
Foreign currency impact	(29)	-	-	(29)
Balance, June 30, 2025	$9,448	$21,632	$542	31,622

Balance, June 30, 2023	$1,106	$-	$-	$1,106
Additions	7,688	-	-	7,688
Foreign currency impact	115	-	-	115
Balance, June 30, 2024	$8,909	$-	$-	$8,909

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024